Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	¥ 579,725,527	$ 83,497,844	¥ 561,922,818
Increase (decrease) in valuation allowance	30,374,578	4,374,849	17,802,709
Valuation Allowance Ending Balance	¥ 610,100,105	$ 87,872,693	¥ 579,725,527